Service Providers and Related Party Agreements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Management Fees per annum, percentage of net asset value	0.75%
Management Fees	$ 555,153	$ 666,918	$ 1,087,604
Management Fees payable	41,843	61,918
Brokerage Commissions and Fees	45,810	60,362	73,742
Payables to broker	2,509	160
Fund assets held by administrator	0	0
Deutsche Bank Securities Inc [Member]
Related Party Transaction [Line Items]
Brokerage Commissions and Fees	45,810	60,362	73,742
Payables to broker	$ 2,509	$ 160